Condensed Consolidated Balance Sheets - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Non-current assets
Investment properties	$ 73,187	$ 72,610
Equity accounted investments	20,442	19,719
Property, plant and equipment	6,897	5,235
Goodwill	1,082	1,080
Intangible assets	991	982
Other non-current assets	3,485	3,177
Loans and notes receivable	184	139
Total non-current assets	106,268	102,942
Current assets
Loans and notes receivable	72	77
Accounts receivable and other	1,697	1,871
Cash and cash equivalents	2,302	2,473
Total current assets	4,071	4,421
Assets held for sale	965	588
Total assets	111,304	107,951
Non-current liabilities
Debt obligations	43,295	41,263
Capital securities	2,151	2,384
Other non-current liabilities	1,858	1,703
Deferred tax liabilities	3,111	2,858
Total non-current liabilities	50,415	48,208
Current liabilities
Debt obligations	11,986	13,074
Capital securities	655	649
Accounts payable and other liabilities	6,015	4,101
Total current liabilities	18,656	17,824
Liabilities associated with assets held for sale	4	396
Total liabilities	69,075	66,428
Equity
Limited partners	12,066	11,709
General partner	4	4
Non-controlling interests attributable to:
Redeemable/exchangeable and special limited partnership units	12,447	12,249
Limited partnership units of Brookfield Office Properties Exchange LP	71	73
FV LTIP units of the Operating Partnership	50	52
Class A shares of Brookfield Property REIT Inc. (“BPYU”)	901	1,050
Interests of others in operating subsidiaries and properties	15,991	15,687
Total equity	42,229	41,523
Total liabilities and equity	111,304	107,951
Preference shares
Equity
Preferred equity	$ 699	$ 699